UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 26, 2007 to November 26, 2007

Commission File Number of issuing entity:
333-141145-08

ChaseFlex Trust Series 2007-M1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
IM1			X
IM2			X
IM3			X
IM4			X
IM5			X
IM6			X
IB1			X
IB2			X
IIAV1			X
IIAV2			X
IIAV3			X
IIF4			X
IIF5			X
IIF6			X
IIF7			X
IIM1			X
IIM2			X
IIM3			X
IIM4			X
IIM5			X
IIM6			X
IIB1			X
IIB2			X
AR			X
ICE			X
IICE			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-M1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-M1, relating to the November 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
By: Bruce J. Friedman Title: Vice President

Date: December 10, 2007

EXHIBIT INDEX
Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-M1, relating to the November 26, 2007 distribution.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Table of Contents

Pool Certificate Distribution Report	2
Pool Certificate Factor Report	3
Collection Account Principal Funds	4
Collection Account Interest Funds	4
Total Available Funds	4
Certificate Interest Carry forward Detail	6
Basis Risk Certificate Interest Carryover	8
Fixed Rate Certificates Pass Through Rates	9
Floating Rate Certificates Pass Through Rates	9
Non Supported Interest Shortfall	10
Deferred Certificate Amounts	11
Realized Loss Pool Report	11
Investor Supplemental Reports	12

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	206,244,000.00	196,202,507.89	4,588,393.44	848,562.22	5,436,955.66	0.00	0.00	191,614,114.45
IA2	107,550,000.00	107,550,000.00	0.00	472,555.28	472,555.28	0.00	0.00	107,550,000.00
IA3	83,423,000.00	83,423,000.00	0.00	374,447.61	374,447.61	0.00	0.00	83,423,000.00
IA4	44,136,000.00	43,020,258.99	509,830.48	197,173.20	707,003.68	0.00	0.00	42,510,428.51
IM1	8,515,000.00	8,515,000.00	0.00	40,126.35	40,126.35	0.00	0.00	8,515,000.00
IM2	4,257,000.00	4,257,000.00	0.00	20,610.68	20,610.68	0.00	0.00	4,257,000.00
IM3	2,602,000.00	2,602,000.00	0.00	13,045.96	13,045.96	0.00	0.00	2,602,000.00
IM4	2,365,000.00	2,365,000.00	0.00	12,468.64	12,468.64	0.00	0.00	2,365,000.00
IM5	1,892,000.00	1,892,000.00	0.00	10,789.52	10,789.52	0.00	0.00	1,892,000.00
IM6	1,656,000.00	1,656,000.00	0.00	9,800.19	9,800.19	0.00	0.00	1,656,000.00
IB1	1,656,000.00	1,656,000.00	0.00	9,800.19	9,800.19	0.00	0.00	1,656,000.00
IB2	2,365,000.00	2,365,000.00	0.00	13,996.04	13,996.04	0.00	0.00	2,365,000.00
IIAV1	136,689,000.00	126,659,441.75	3,976,123.32	547,793.29	4,523,916.61	0.00	0.00	122,683,318.43
IIAV2	71,622,000.00	71,622,000.00	0.00	314,694.14	314,694.14	0.00	0.00	71,622,000.00
IIAV3	48,474,000.00	48,474,000.00	0.00	217,160.15	217,160.15	0.00	0.00	48,474,000.00
IIF4	65,088,000.00	65,088,000.00	0.00	344,424.00	344,424.00	0.00	0.00	65,088,000.00
IIF5	53,222,000.00	53,222,000.00	0.00	286,068.25	286,068.25	0.00	0.00	53,222,000.00
IIF6	44,905,000.00	44,905,000.00	0.00	233,880.21	233,880.21	0.00	0.00	44,905,000.00
IIF7	29,042,000.00	29,042,000.00	0.00	156,100.75	156,100.75	0.00	0.00	29,042,000.00
IIM1	7,680,000.00	7,680,000.00	0.00	41,280.00	41,280.00	0.00	0.00	7,680,000.00
IIM2	3,840,000.00	3,840,000.00	0.00	20,640.00	20,640.00	0.00	0.00	3,840,000.00
IIM3	2,880,000.00	2,880,000.00	0.00	15,480.00	15,480.00	0.00	0.00	2,880,000.00
IIM4	2,400,000.00	2,400,000.00	0.00	12,900.00	12,900.00	0.00	0.00	2,400,000.00
IIM5	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIM6	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIB1	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIB2	2,400,000.00	2,400,000.00	0.00	12,900.00	12,900.00	0.00	0.00	2,400,000.00
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	939,943,100.00	918,756,208.63	9,074,347.24	4,253,786.67	13,328,133.91	0.00	0.00	909,681,861.39

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
ICE	473,047,387.57	461,889,906.62	0.00	369,711.34	369,711.34	0.00	0.00	456,791,682.69
IICE	480,002,174.89	469,972,472.20	0.00	392,111.22	392,111.22	0.00	0.00	465,996,348.88

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16165YAA0	951.31256129	22.24740327	4.11436076	26.36176403	929.06515802	5.022500%
IA2	16165YAB8	1,000.00000000	0.00000000	4.39381943	4.39381943	1,000.00000000	5.102500%
IA3	16165YAC6	1,000.00000000	0.00000000	4.48854165	4.48854165	1,000.00000000	5.212500%
IA4	16165YAD4	974.72038676	11.55135218	4.46740076	16.01875295	963.16903458	5.322500%
IM1	16165YAE2	1,000.00000000	0.00000000	4.71243100	4.71243100	1,000.00000000	5.472500%
IM2	16165YAF9	1,000.00000000	0.00000000	4.84159737	4.84159737	1,000.00000000	5.622500%
IM3	16165YAG7	1,000.00000000	0.00000000	5.01382014	5.01382014	1,000.00000000	5.822500%
IM4	16165YAH5	1,000.00000000	0.00000000	5.27215222	5.27215222	1,000.00000000	6.122500%
IM5	16165YAJ1	1,000.00000000	0.00000000	5.70270613	5.70270613	1,000.00000000	6.622500%
IM6	16165YAK8	1,000.00000000	0.00000000	5.91798913	5.91798913	1,000.00000000	6.872500%
IB1	16165YAL6	1,000.00000000	0.00000000	5.91798913	5.91798913	1,000.00000000	6.872500%
IB2	16165YAM4	1,000.00000000	0.00000000	5.91798732	5.91798732	1,000.00000000	6.872500%
IIAV1	16165YAQ5	926.62497897	29.08883173	4.00758869	33.09642041	897.53614724	5.022500%
IIAV2	16165YAR3	1,000.00000000	0.00000000	4.39381950	4.39381950	1,000.00000000	5.102500%
IIAV3	16165YAS1	1,000.00000000	0.00000000	4.47993048	4.47993048	1,000.00000000	5.202500%
IIF4	16165YAT9	1,000.00000000	0.00000000	5.29166667	5.29166667	1,000.00000000	6.350000%
IIF5	16165YAU6	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIF6	16165YAV4	1,000.00000000	0.00000000	5.20833337	5.20833337	1,000.00000000	6.250000%
IIF7	16165YAW2	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM1	16165YAX0	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM2	16165YAY8	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM3	16165YAZ5	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM4	16165YBA9	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM5	16165YBB7	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM6	16165YBC5	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIB1	16165YBD3	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIB2	16165YBE1	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
AR	16165YBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.000000%
TOTALS		977.45938944	9.65414528	4.52557891	14.17972419	967.80524416
ICE	16165YAP7	976.41360836	0.00000000	0.78155244	0.78155244	965.63620198	0.000000%
IICE	16165YBG6	979.10488074	0.00000000	0.81689467	0.81689467	970.82132802	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Please Note: Group 1 and Group 2 are respectively the same as Pool 1 and Pool 2

Dates:
Record Date	11/23/07
Determination Date	11/15/07
Distribution Date	11/26/07

Collection Account Principal Funds

	Group 1	Group 2	Total
Scheduled Principal Payments	22,711.19	186,939.60	209,650.79
Principal Prepayments	5,046,996.83	3,725,805.10	8,772,801.93
Curtailments	28,509.22	63,295.25	91,804.47
Curtailment Interest Adjustments	6.69	83.37	90.06
Repurchase Principal	0.00	0.00	0.00
Substitution Amounts	0.00	0.00	0.00
Net Liquidation Proceeds	0.00	0.00	0.00
Other Principal Adjustments	0.00	0.00	0.00
Repurchase Principal Adjustments	0.00	0.00	0.00
Principal Non Recoverable Advances	0.00	0.00	0.00
Total Principal Remittance Amount	5,098,223.93	3,976,123.32	9,074,347.25

Collection Account Interest Funds

	Group 1	Group 2	Totals
Scheduled Gross Interest	2,683,724.21	2,720,432.94	5,404,157.15
Repurchase Interest Adjustments	0.00	0.00	0.00
Servicing Fees	96,227.14	97,910.93	194,138.07
Trustee Fees	0.00	0.00	0.00
Interest Stop Advances	0.00	0.00	0.00
Retro SSCRA	0.00	0.00	0.00
Total Interest Remittance Amount	2,587,497.07	2,622,522.01	5,210,019.08

Total Available Funds

	Group 1	Group 2	Totals
Total Remittance Amount	7,685,721.00	6,598,645.33	14,284,366.33

Aggregate Amount of Servicer Advances	1,067,411.61
Aggregate Recovered Advances	749,739.08

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Group 1 Trigger Event (Effective August 2010)	NO

TEST I - Trigger Event Occurrence	N/A
(Is Delinquency Percentage > 50.00% of Senior Enhancement Percentage ?)
Delinquency Percentage	6.05370%
40.00% of Senior Enhancement Percentage	2.77537%

OR

TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

Group 2 Trigger Event (Effective August 2010)	NO

TEST I - Trigger Event Occurrence	N/A
(Is Delinquency Percentage > 42.00% of Senior Enhancement Percentage ?)
Delinquency Percentage	5.04113%
50.00% of Senior Enhancement Percentage	3.32192%

OR

TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

Group 1 O/C Reporting

Targeted Over collateralization Amount	6,386,139.73
Ending Over collateralization Amount	6,386,139.73
Ending Over collateralization Deficiency	0.00
Over collateralization Release Amount	0.01
Monthly Excess Interest	375,097.10
Payment to Class ICE	369,711.34

Group 2 O/C Reporting

Targeted Over collateralization Amount	6,720,030.45
Ending Over collateralization Amount	6,720,030.45
Ending Over collateralization Deficiency	0.00
Over collateralization Release Amount	0.00
Monthly Excess Interest	392,111.22
Payment to Class IICE	392,111.22

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Certificate Interest Shortfall Detail:

	Certificate Interest Carry forward Detail
	Interest Carry forward Balance	Current Interest Carry forward Amount	Interest Carry forward Paid	Remaining Interest Carry forward Amount
IA1	0.00	0.00	0.00	0.00
IA2	0.00	0.00	0.00	0.00
IA3	0.00	0.00	0.00	0.00
IA4	0.00	0.00	0.00	0.00
IIAV1	0.00	0.00	0.00	0.00
IIAV2	0.00	0.00	0.00	0.00
IIAV3	0.00	0.00	0.00	0.00
IIF4	0.00	0.00	0.00	0.00
IIF5	0.00	0.00	0.00	0.00
IIF6	0.00	0.00	0.00	0.00
IIF7	0.00	0.00	0.00	0.00
IM1	0.00	0.00	0.00	0.00
IM2	0.00	0.00	0.00	0.00
IM3	0.00	0.00	0.00	0.00
IM4	0.00	0.00	0.00	0.00
IM5	0.00	0.00	0.00	0.00
IM6	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Group 1 Supplemental Interest Trust Account :

Net Swap Payment Due	194,409.86
Net Swap Payment Paid	194,409.86
Net Swap Receipt Due	0.00

Beginning Balance	0.00
Additions to the Swap Account	194,409.86
Withdrawals from the Swap Account	194,409.86
Ending Balance	0.00

Group 2 Basis Risk Reserve Fund Account:

Class IIAV1 Yield Maintenance Amount	0.00
Class IIAV2 Yield Maintenance Amount	0.00
Class IIAV3 Yield Maintenance Amount	0.00

Beginning Balance	0.00
Additions to the Basis Risk Reserve Fund	0.00
Withdrawals from the Basis Risk Reserve Fund	0.00
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Basis Risk Reserve Carryover:

	Basis Risk Certificate Interest Carryover
	Current Certificate Interest Carryover Amount	Certificate Interest Carryover Amount Paid	Remaining Certificate Interest Carryover Amount
IA1	0.00	0.00	0.00
IA2	0.00	0.00	0.00
IA3	0.00	0.00	0.00
IA4	0.00	0.00	0.00
IIAV1	0.00	0.00	0.00
IIAV2	0.00	0.00	0.00
IIAV3	0.00	0.00	0.00
IIF4	0.00	0.00	0.00
IIF5	0.00	0.00	0.00
IIF6	0.00	0.00	0.00
IIF7	0.00	0.00	0.00
IM1	0.00	0.00	0.00
IM2	0.00	0.00	0.00
IM3	0.00	0.00	0.00
IM4	215.39	215.39	0.00
IM5	986.93	986.93	0.00
IM6	1,220.32	1,220.32	0.00
IIM1	0.00	0.00	0.00
IIM2	0.00	0.00	0.00
IIM3	0.00	0.00	0.00
IIM4	0.00	0.00	0.00
IIM5	0.00	0.00	0.00
IIM6	0.00	0.00	0.00
IB1	1,220.32	1,220.32	0.00
IB2	1,742.79	1,742.79	0.00
IIB1	0.00	0.00	0.00
IIB2	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Interest Accrual Period
Start Date	October 25, 2007
End Date	November 25, 2007
Number of Days in Accrual Period	31

Available Net WAC to Group 2 Fixed Certificates	6.696193
Available Net Funds Cap to Group 1 Libor Certificates	6.016735
Available Net Funds Cap to Group 2 Libor Certificates	6.480187

One-Month LIBOR for Such Distribution Date	4.872500

	Fixed Rate Certificates Pass Through Rates
	Pass Through Rates for Current Distribution	Pass Through Rates for Next Distribution
IIF4	6.350000	6.350000
IIF5	6.450000	6.450000
IIF6	6.250000	6.250000
IIF7	6.450000	6.450000
IIM1	6.450000	6.450000
IIM2	6.450000	6.450000
IIM3	6.450000	6.450000
IIM4	6.450000	6.450000
IIM5	6.450000	6.450000
IIM6	6.450000	6.450000
IIB1	6.450000	6.350000
IIB2	6.450000	6.450000

	Floating Rate Certificates Pass Through Rates
	Pass Through Rates for Current Distribution	Pass Through Rates for Next Distribution
IA1	5.022500	4.933100
IA2	5.102500	5.013100
IA3	5.212500	5.123100
IA4	5.322500	5.233100
IIAV1	5.022500	4.933100
IIAV2	5.102500	5.013100
IIAV3	5.202500	5.113100
IM1	5.472500	5.383100
IM2	5.622500	5.533100
IM3	5.822500	5.733100
IM4	6.122500	6.033100
IM5	6.622500	6.533100
IM6	6.872500	6.783100
IB1	6.872500	6.783100
IB2	6.872500	6.783100

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Non-Supported Interest Shortfall:

	Non Supported Interest Shortfall
	Prepayment Interest Shortfalls	Relief Act Interest Shortfalls
IA1	0.00	0.00
IA2	0.00	0.00
IA3	0.00	0.00
IA4	0.00	0.00
IIAV1	0.00	0.00
IIAV2	0.00	0.00
IIAV3	0.00	0.00
IIF4	0.00	0.00
IIF5	0.00	0.00
IIF6	0.00	0.00
IIF7	0.00	0.00
IM1	0.00	0.00
IM2	0.00	0.00
IM3	0.00	0.00
IM4	0.00	0.00
IM5	0.00	0.00
IM6	0.00	0.00
IIM1	0.00	0.00
IIM2	0.00	0.00
IIM3	0.00	0.00
IIM4	0.00	0.00
IIM5	0.00	0.00
IIM6	0.00	0.00
IB1	0.00	0.00
IB2	0.00	0.00
IIB1	0.00	0.00
IIB2	0.00	0.00
Total	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

	Deferred Certificate Amounts
	Previous Deferred Amounts	Current Deferred Amounts	Deferred Amounts Paid	Remaining Deferred Amounts
IM1	0.00	0.00	0.00	0.00
IM2	0.00	0.00	0.00	0.00
IM3	0.00	0.00	0.00	0.00
IM4	0.00	0.00	0.00	0.00
IM5	0.00	0.00	0.00	0.00
IM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Realized Loss Pool Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	456,791,682.69	0.00	0.00
2	0.00	0.00	465,996,348.88	0.00	0.00
TOTAL	0.00	0.00	922,788,031.57	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
November 26, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION
Group I: Are there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Group II: Are there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Group I: Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or
payments during the distribution period or that have cumulatively become material over time?	NO

Group II: Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or
payments during the distribution period or that have cumulatively become material over time?	NO

Group I: Are there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Group II: Are there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Group I: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Group II: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Group I: Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Group II: Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.